Document and Entity Information	Nov. 02, 2020
Prospectus:
Document Type	497
Document Period End Date	Nov. 02, 2020
Entity Registrant Name	BNY Mellon ETF Trust
Entity Central Index Key	0001493580
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 02, 2020
Document Effective Date	Nov. 02, 2020
Prospectus Date	Mar. 09, 2020
BNY Mellon Core Bond ETF | BNY Mellon Core Bond ETF
Prospectus:
Trading Symbol	BKAG
BNY Mellon Short Duration Corporate Bond ETF | BNY Mellon Short Duration Corporate Bond ETF
Prospectus:
Trading Symbol	BKSB
BNY Mellon High Yield Beta ETF | BNY Mellon High Yield Beta ETF
Prospectus:
Trading Symbol	BKHY